S000082913 [Member] Investment Objectives and Goals - The MidCap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The MidCap Value Fund – Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek capital appreciation,
Objective, Secondary [Text Block]	and secondarily, current income.